UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06258 )

Exact name of registrant as specified in charter: Putnam Arizona Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31, 2007

Date of reporting period: August 31, 2006

Item 1. Schedule of Investments:

Putnam Arizona Tax Exempt Income Fund

The fund's portfolio
8/31/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (95.8%)(a)
	Rating (RAT)	Principal amount	Value

Arizona (87.5%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.), Ser. A, 5.85s, 3/1/28	Ba1	$500,000	$503,490
AZ Agricultural Impt. & Pwr. Dist. Elec. Syst. Rev.
Bonds (Salt River), Ser. B, 5s, 1/1/22	Aa1	1,500,000	1,574,400
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 7s, 12/1/25 (Prerefunded)	BBB	1,000,000	1,145,760
AZ Hlth. Fac. Auth. Rev. Bonds (Bethesda Foundation),
Ser. A, 6.4s, 8/15/27	BB-/P	400,000	403,060
AZ School Fac. Board Rev. Bonds (State School Impt.)
5 1/4s, 7/1/20 (Prerefunded)	Aaa	1,000,000	1,082,060
5 1/4s, 7/1/14 (Prerefunded)	Aaa	1,050,000	1,136,163
AZ State Trans. Board Hwy. Rev. Bonds, Ser. B, 5s,
7/1/22	Aa2	2,000,000	2,112,420
AZ State U. COP
(AZ State U. Project-2002), MBIA, 5.1s, 7/1/25	Aaa	1,000,000	1,051,780
(Research Infrastructure), AMBAC, 5s, 9/1/30	Aaa	1,000,000	1,044,820
AZ State U. Rev. Bonds, FGIC, 5 7/8s, 7/1/25
(Prerefunded)	Aaa	500,000	535,150
AZ Tourism & Sports Auth. Tax Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, MBIA
5 3/8s, 7/1/19	Aaa	1,000,000	1,087,520
5s, 7/1/31	Aaa	1,500,000	1,556,910
5s, 7/1/25	Aaa	825,000	861,746
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A, 7 1/4s, 12/1/19	BB-/P	150,000	163,875
Chandler, G.O. Bonds, FGIC, 8s, 7/1/10	Aaa	1,450,000	1,670,067
Chandler, St. & Hwy. User Rev. Bonds, MBIA, 8s, 7/1/11	Aaa	1,100,000	1,305,887
Chandler, Wtr. & Swr. Rev. Bonds, FGIC, 8s, 7/1/14	Aaa	2,150,000	2,730,694
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BB+/P	490,000	522,526
Glendale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Midwestern U.), Ser. A, 5 7/8s, 5/15/31	A-	1,500,000	1,612,920
Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln
Hlth.), Ser. B, 5 1/4s, 12/1/19	BBB	500,000	528,435
Glendale, Wtr. & Swr. Rev. Bonds, AMBAC, 5s, 7/1/28	Aaa	1,600,000	1,676,096
Maricopa Cnty., Hosp. Rev. Bonds (Sun Hlth. Corp.)
6 1/8s, 4/1/18	Baa1	140,000	144,690
6 1/8s, 4/1/18 (Prerefunded)	Baa1	360,000	372,060
Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Samaritan Hlth. Svcs.), Ser. A, MBIA, U.S. Govt.
Coll., 7s, 12/1/16 (Prerefunded)	Aaa	3,500,000	4,281,968
Maricopa Cnty., Poll. Control Rev. Bonds (Public
Service Co. NM), Ser. A, 6.3s, 12/1/26	Baa2	1,000,000	1,024,570
Maricopa Cnty., Pub. Fin. Corp. Lease Rev. Bonds, AMBAC
5 1/2s, 7/1/14	AAA	870,000	936,111
5 1/2s, 7/1/14 (Prerefunded)	AAA	130,000	140,712
Maricopa Cnty., School Dist. G.O. Bonds
(No. 69 Paradise Valley-Project of 1994), Ser. B,
MBIA, 7s, 7/1/12	Aaa	2,000,000	2,347,140
(No. 006 WA Elementary 2004 School Impt.), Ser. A,
FSA, 5s, 7/1/17	Aaa	320,000	338,150
(No. 006 WA Elementary 2004 School Impt.), Ser. A,
FSA, 5s, 7/1/17 (Prerefunded)	Aaa	175,000	187,087
(No. 11 Peoria Unified 2003 School Impt.), FGIC, 5s,
7/1/09	Aaa	665,000	690,257
(No. 11 Peoria Unified 2003 School Impt.), FGIC, 5s,
7/1/09 (Prerefunded)	Aaa	20,000	20,760
Mesa, Indl. Dev. Auth. Rev. Bonds (Discovery Hlth.
Syst.), Ser. A, MBIA, 5 3/4s, 1/1/25 (Prerefunded)	Aaa	1,500,000	1,611,345
Mesa, Util. Syst. Rev. Bonds, FGIC
7 1/4s, 7/1/12	Aaa	365,000	433,094
7 1/4s, 7/1/12 (Prerefunded)	Aaa	635,000	753,104
Mohave Cnty., COP (Mohave Administration Bldg.),
AMBAC, 5 1/4s, 7/1/19	Aaa	2,000,000	2,177,540
Northern AZ U. Rev. Bonds, FGIC
6 1/2s, 6/1/09	Aaa	1,725,000	1,855,514
5s, 6/1/34	Aaa	1,000,000	1,035,700
Oro Valley, Muni. Property Corp. Rev. Bonds (Sr. Lien
Wtr.), MBIA, 5s, 7/1/23	Aaa	1,195,000	1,254,726
Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds

(Sr. Lien), Ser. B, FGIC, 5 3/4s, 7/1/19	Aaa	1,000,000	1,085,670
Ser. A, FSA, 5 1/4s, 7/1/14	Aaa	1,970,000	2,052,208
Ser. A, FSA, 5 1/4s, 7/1/13	Aaa	1,620,000	1,686,728
Ser. A, FSA, 5 1/4s, 7/1/11	Aaa	2,010,000	2,089,877
Phoenix, Civic Impt. Corp. Excise Tax Rev. Bonds
(Muni. Courthouse), Ser. A, 5 1/4s, 7/1/24	AAA	1,000,000	1,049,000
(Civic Plaza Expansion), Ser. A, FGIC, 5s, 7/1/22	Aaa	1,000,000	1,063,710
Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev.
Bonds, MBIA, 5s, 7/1/28	Aaa	1,000,000	1,048,720
Phoenix, G.O. Bonds
5 3/8s, 7/1/25	Aa1	1,000,000	1,064,600
5 1/4s, 7/1/22	Aa1	1,000,000	1,057,970
Ser. B, 5s, 7/1/27	Aa1	1,500,000	1,570,755
Phoenix, Hsg. Mtge. Fin. Corp. Mtge. Rev. Bonds
(Section 8 Assistances), Ser. A, MBIA, FHA Insd.,
6.9s, 1/1/23	Aaa	1,080,000	1,083,413
Phoenix, Indl. Dev. Auth. Govt. Office Lease Rev.
Bonds (Capitol Mall, LLC II), AMBAC, 5s, 9/15/28	Aaa	1,000,000	1,037,070
Phoenix, Indl. Dev. Auth. VRDN (Valley of the Sun
YMCA), 3.57s, 1/1/31 (SEG)	A-1+	2,500,000	2,500,000
Pima Cnty., Indl Dev. Auth. Rev. Bonds (Horizon Cmnty.
Learning Ctr.), 5.05s, 6/1/25	BBB-	125,000	121,740
Pima Cnty., Indl Dev. Auth. Single Fam. Mtge. Rev.
Bonds, Ser. B, FHLMC Coll., FNMA Coll., GNMA Coll.,
6.95s, 11/1/23	AAA	165,000	166,315
Pima Cnty., Unified School Dist. G.O. Bonds (No. 1
Tucson), FGIC, 7 1/2s, 7/1/08	Aaa	1,000,000	1,068,380
Scottsdale, G.O. Bonds (Projects 1999 & 2000)
5s, 7/1/24	Aaa	510,000	532,583
5s, 7/1/24 (Prerefunded)	Aaa	990,000	1,049,875
Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
(Scottsdale Memorial Hosp.), Ser. A, AMBAC, 6 1/8s,
9/1/17	Aaa	1,000,000	1,042,350
(Scottsdale Hlth. Care), 5.8s, 12/1/31 (Prerefunded)	A3	500,000	554,415
(Scottsdale Hlth. Care), 5.7s, 12/1/21 (Prerefunded)	A3	1,000,000	1,104,110
Snowflake, Excise Tax Rev. Bonds, 5s, 7/1/18	BBB+	960,000	977,136
South Campus Group, LLC Student Hsg. Rev. Bonds (AZ
State U. South Campus), MBIA
5 5/8s, 9/1/28	Aaa	1,250,000	1,358,450
5 5/8s, 9/1/23	Aaa	640,000	706,944
Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU
Foundation), AMBAC, 5s, 7/1/28	Aaa	2,215,000	2,313,656
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	200,000	204,454
Tucson, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds
(Christian Care), Ser. A, 6s, 7/1/30	AA	1,000,000	1,071,370
U. of AZ, COP (U. of AZ Parking & Student Hsg.),
AMBAC, 5 3/4s, 6/1/24 (Prerefunded)	Aaa	2,000,000	2,112,580
U. of AZ, Rev. Bonds, FSA, 5 1/4s, 6/1/08	Aaa	1,500,000	1,541,205
Yavapai Cnty., Indl. Dev. Auth. Rev. Bonds (Yavapai
Regl. Med. Ctr.), Ser. A, 6s, 8/1/33	Baa2	1,000,000	1,072,180
Yavapai Cnty., Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (Waste Mgmt., Inc.), Ser. A-1, 4.9s, 3/1/28	BBB	1,000,000	1,014,040
			80,311,811

Puerto Rico (7.4%)
Cmnwlth. of PR, G.O. Bonds
Ser. A, MBIA, 5 1/2s, 7/1/29	AAA	500,000	593,965
(Pub. Impt.), Ser. A, 5 1/4s, 7/1/25	BBB	350,000	372,631
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser.
K, 5s, 7/1/17	BBB+	1,000,000	1,056,130
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. A,
FSA, 5 1/2s, 8/1/23 (Prerefunded)	Aaa	1,000,000	1,063,180
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.), Ser. I, 5 1/4s, 7/1/29	BBB	500,000	524,455
PR Elec. Pwr. Auth. Rev. Bonds, Ser. RR, FGIC, 5s,
7/1/24	Aaa	1,000,000	1,063,710
PR Indl. Tourist Edl. Med. & Env. Control Fac. Rev.
Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,095,890
PR Muni. Fin. Agcy. G.O. Bonds, Ser. A
5 1/4s, 8/1/24	BBB	500,000	530,250
5s, 8/1/10	BBB	500,000	517,335
			6,817,546

Virgin Islands (0.9%)
VI Tobacco Settlement Fin. Corp. Rev. Bonds, 5s,
5/15/31	Baa3	845,000	853,028

TOTAL INVESTMENTS

Total investments (cost $83,400,712) (b)			$87,982,385

FUTURES CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

U.S. Treasury Note 10 yr (Long)	8	$859,000	Dec-06	$3,351

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/06 (Unaudited)

			Payments	Payments	Unrealized
	Swap counterparty /	Termination	made by	received by	appreciation/
	Notional amount	date	fund per annum	fund per annum	(depreciation)

	Merrill Lynch Capital Services, Inc.
				3 month U.S. Bond Market
				Association Municipal Swap
	$ 2,300,000	(E) 11/22/16	4.1735%	Index	$(59,759)

	1,600,000	(E) 11/22/16	3 month USD-LIBOR-BBA	5.711%	51,248

	Total				$(8,511)

(E)	See Interest rate swap contracts note regarding extended effective dates.

NOTES

(a) Percentages indicated are based on net assets of $91,789,232.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2006. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $83,400,712, resulting in gross unrealized appreciation and depreciation of $4,628,039 and $46,366, respectively, or net unrealized appreciation of $4,581,673.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2006.

At August 31, 2006, liquid assets totaling $859,000 have been designated as collateral for open futures contracts.

The rates shown on VRDN are the current interest rates at August 31, 2006.

The dates shown on debt obligations are the original maturity dates.

The fund had the following industry group concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

Health care	14.3%
Education	14.1

The fund had the following insurance concentrations greater than 10% at August 31, 2006 (as a percentage of net assets):

MBIA	22.0%
FGIC	15.3
AMBAC	13.6

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Arizona Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: October 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 26, 2006